STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized			75,000,000		75,000,000
Common stock, par value			$ 0.001		$ 0.001
Common stock for cash proceeds			$ 0	$ 15,940
Common stock shares outstanding			8,092,000		8,092,000
Common stock shares issued			8,092,000		8,092,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares	42,000	755,000
Common stock for cash proceeds	$ 840	$ 15,100